Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net income (loss)	$ (44,434)	$ 160,603	$ (21,710)
Non-cash items:
Depreciation and amortization	29,992	89,170	92,059
Loss on Sale of Assets and Write-Down of Assets	44,973	45,164	0
Unrealized loss on derivative instruments (note 8)		1,948	3,960
Equity income	(46)	(5,174)	(652)
Income tax (recovery) expense (note 10)	(2,187)	11,747	(5,688)
Other		3,827	3,690
Change in operating assets and liabilities		72,629	18,685
Expenditures for dry docking		(9,405)	(37,430)
Net operating cash flow		347,811	62,783
FINANCING ACTIVITIES
Proceeds from short-term debt (note 5)		235,000	125,000
Proceeds from long-term debt, net of issuance costs (note 6)		544,872	56,788
Scheduled repayments of long-term debt (note 6)		(10,366)	(76,216)
Prepayments of long-term debt (note 6)		882,495	109,688
Prepayments of short-term debt (note 5)		(265,000)	(75,000)
Proceeds from financing related to sales and leaseback of vessels (note 8)		0	63,720
Scheduled repayments of obligations related to finance leases (note 7)		(18,716)	(18,075)
Proceeds from (Payments for) Other Financing Activities		(562)	(126)
Net financing cash flow		(397,267)	(33,597)
INVESTING ACTIVITIES
Proceeds from sale of assets (net of cash sold of $2.1 million) (note 15)		85,892	0
Expenditures for vessels and equipment		(8,881)	(7,210)
Proceeds from (Repayments of) Related Party Debt		4,650	0
Net investing cash flow		81,661	(7,210)
Increase in cash, cash equivalents and restricted cash		32,205	21,976
Cash, cash equivalents and restricted cash, beginning of the period		96,790	60,507
Cash, cash equivalents and restricted cash, end of the period	128,995	128,995	82,483
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 2,100	2,100
Freight Tax [Member]
Non-cash items:
Income tax (recovery) expense (note 10)		$ (10,951)	$ 4,181